Employee Benefits	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee benefits

Note 21. Employee benefits

The balance of employee benefits is shown below:

	As at December 31,
	2024	2023
Defined benefit plans	37,155	38,106
Long-term benefit plan	1,676	1,815
Total employee benefits	38,831	39,921
Current	4,055	4,703
Non-current	34,776	35,218

Note 21.1. Defined benefit plans

Éxito Group has the following defined benefit plans: Retirement pension plan and Retroactive severance pay plan

During the years ended December 31, 2024, and 2023, there were no material changes in the methods or nature of assumptions applied when preparing the estimates and sensitivity analyses.

Balances and movement:

The following are balances and movement of defined benefit plans:

	Retirement pensions	Retroactive severance pay	Total
Balance at December 31, 2021	18,433	361	18,794
Cost of current service	16,419	11	16,430
Interest expense	2,655	26	2,681
Actuarial loss from changes in experience	118	40	158
Actuarial gain (losses) from financial assumptions	(3,290)	18	(3,272)
Benefits paid	(2,401)	(53)	(2,454)
Effect of exchange differences on translation	2,754	-	2,754
Balance at December 31, 2022	34,688	403	35,091
Cost of current service	1,839	11	1,850
Interest expense	1,939	51	1,990
Actuarial loss from changes in experience	1,386	21	1,407
Actuarial gain (losses) from financial assumptions	3,199	70	3,269
Benefits paid	(1,347)	(55)	(1,402)
Effect of exchange differences on translation	(4,099)	-	(4,099)
Balance at December 31, 2023	37,605	501	38,106
Cost of current service	2,471	14	2,485
Interest expense	1,937	53	1,990
Actuarial gain from changes in experience	(592)	(6)	(598)
Actuarial gain from financial assumptions	(1,213)	(3)	(1,216)
Benefits paid	(4,196)	(4)	(4,200)
Effect of exchange differences on translation	588	-	588
Balance at December 31, 2024	36,600	555	37,155

Actuarial assumptions used for calculation:

Discount rates, salary increase rates, future annuities rate, inflation rates and mortality rates are as follows:

	As at December 31,
	2024		2023
	Retirement pensions	Retroactive severance pay	Retirement pensions	Retroactive severance pay
Discount rate	12.30%	10.80%	11.00%	10.50%
Annual salary increase rate	5.5%	5.5%	5.5%	5.5%
Future annuities increase rate	4.5%	0.00%	4.5%	0.00%
Annual inflation rate	4.5%	4.5%	5.5%	5.5%
Mortality rate - men (years)	60-62	60-62	60-62	60-62
Mortality rate - women (years)	55-57	55-57	55-57	55-57
Mortality rate - men	0.001117% - 0.034032%	0.001117% - 0.034032%	0.001117% - 0.034032%	0.001117% - 0.034032%
Mortality rate - women	0.000627% - 0.019177%	0.000627% - 0.019177%	0.000627% - 0.019177%	0.000627% - 0.019177%

Employee turnover, disability and early retirement rates:

	As at December 31,
Years of service	2024	2023
From 0 to less than 5	20.56%	22.27%
From 5 to less than 10	10.01%	10.84%
From 10 to less than 15	5.89%	6.38%
From 15 to less than 20	4.39%	4.76%
From 20 to less than 25	3.37%	3.65%
25 and more	2.54%	2.76%

Sensitivity analysis:

A quantitative sensitivity analysis regarding a change in a relevant actuarial assumption, would affect in the following variation over defined benefit plans net liability:

	As at December 31,
	2024		2023
Variation expressed in basis points	Retirement pensions	Retroactive severance pay	Retirement pensions	Retroactive severance pay
Discount rate + 25	(215)	(2)	(257)	(3)
Discount rate – 25	220	2	264	3
Discount rate + 50	(424)	(4)	(506)	(6)
Discount rate – 50	447	5	535	6
Discount rate + 100	(827)	(9)	(985)	(11)
Discount rate – 100	918	9	1,102	12
Annual salary increase rate + 25	N/A	3	N/A	5
Annual salary increase rate - 25	N/A	(3)	N/A	(5)
Annual salary increase rate + 50	N/A	7	N/A	9
Annual salary increase rate - 50	N/A	(7)	N/A	(9)
Annual salary increase rate + 100	N/A	13	N/A	18
Annual salary increase rate - 100	N/A	(13)	N/A	(18)

Contributions for the next years funded with Éxito Group’s own resources are foreseen as follows:

	As at December 31,
	2024		2023
Year	Retirement pensions	Retroactive severance Pay	Retirement pensions	Retroactive severance pay
2024	-	-	2,654	5
2025	2,666	230	2,656	270
2026	2,657	133	2,624	84
2027	2,616	2	2,573	2
>2028	37,426	319	36,673	302
Total	45,365	684	47,180	663

Other considerations:

The average duration of the liability for defined benefit plans at December 31, 2024 is 5.7 years (December 31, 2023 - 6.3 years).

Éxito Group has no specific assets intended for guaranteeing the defined benefit plans.

The defined contribution plan expense at December 31, 2024 amounted to $140,484 (December 31, 2023 - $125,235).

Note 21.2. Long-term benefit plans

The long-term benefit plans involve a time-of-service bonus associated to years of service payable to the employees of Almacenes Éxito S.A. and to the employees of subsidiaries Logística, Transporte y Servicios Asociados S.A.S.

Such benefit is estimated on an annual basis or whenever there are material changes, using the projected credit unit. During the years ended December 31, 2024, and 2023, there were no material changes in the methods or nature assumptions applied when preparing the estimates and sensitivity analyses.

During 2015 Almacenes Éxito S.A. reached agreement with several employees who voluntarily decided to replace the time-of-service bonus with a special single one-time bonus.

Balances and movement:

The following are balances and movement of the long-term defined benefit plan:

Balance at December 31, 2021	1,584
Cost of current service	78
Past service cost	(13)
Interest expense	115
Actuarial loss from change in experience	200
Actuarial gain from financial assumptions	(317)
Benefits paid	(93)
Balance at December 31, 2022	1,554
Cost of current service	64
Past service cost	(128)
Interest expense	205
Actuarial loss from change in experience	87
Actuarial loss from financial assumptions	241
Benefits paid	(208)
Balance at December 31, 2023	1,815
Cost of current service	62
Past service cost	-
Interest expense	175
Actuarial loss from change in experience	24
Actuarial gain from financial assumptions	(53)
Benefits paid	(347)
Balance at December 31, 2024	1,676

Actuarial assumptions used to make the calculations:

Discount rates, salary increase rates, inflation rates and mortality rates are as follows:

	As at December 31,
	2024	2023
Discount rate	11.80%	10.80%
Annual salary increase rate	5.5%	5.5%
Annual inflation rate	4.5%	5.5%
Mortality rate - men	0.001117% - 0.034032%	0.001117% - 0.034032%
Mortality rate - women	0.000627% - 0.019177%	0.000627% - 0.019177%

Employee turnover, disability and early retirement rates are as follows:

	As at December 31,
Years of service	2024	2023
From 0 to less than 5	20.56%	22.27%
From 5 to less than 10	10.01%	10.84%
From 10 to less than 15	5.89%	6.38%
From 15 to less than 20	4.39%	4.76%
From 20 to less than 25	3.37%	3.65%
25 and more	2.54%	2.76%

Sensitivity analysis:

A quantitative sensitivity analysis regarding a change in a relevant actuarial assumption, would affect in the following variation over long-term benefit plans net liability:

	As at December 31,
Variation expressed in basis points	2024	2023
Discount rate + 25	(15)	(18)
Discount rate - 25	16	18
Discount rate + 50	(31)	(35)
Discount rate - 50	32	37
Discount rate + 100	(60)	(70)
Discount rate - 100	65	76
Annual salary increase rate + 25	17	19
Annual salary increase rate - 25	(17)	(19)
Annual salary increase rate + 50	34	39
Annual salary increase rate - 50	(33)	(38)
Annual salary increase rate + 100	69	79
Annual salary increase rate - 100	(64)	(74)

Contributions for the next years funded with Éxito Group’s own resources are foreseen as follows:

	As at December 31,
Year	2024	2023
2024	-	342
2025	454	433
2026	305	288
2027	185	167
>2028	1,872	1,743
Total	2,816	2,973

Other considerations:

The average duration of the liability for long-term benefits at December 31, 2024 is 4.0 years (December 31, 2023 - 4.3 years).

Éxito Group has not devoted specific assets to guarantee payment of the time-of-service bonus.

The effect on the statement of profit or loss from the long-term benefit plan at December 31, 2024 was recognized as an income in the amount of $155 (December 31, 2023 was recognized as an expense in the amount of $161).